Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimates

The Companies make certain estimates and assumptions in preparing their Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues, expenses and cash flows for the periods presented. Actual results may differ from those estimates.

Consolidation

The Companies’ Consolidated Financial Statements include, after eliminating intercompany transactions and balances, the accounts of their respective majority-owned subsidiaries and non-wholly-owned entities in which they have a controlling financial interest.

Consolidation, consolidated entities and noncontrolling interest

For certain partnership structures, income is allocated based on the liquidation value of the underlying contractual arrangements. NRG’s ownership interest in Four Brothers and Three Cedars, as well as Terra Nova Renewable Partners’ 33% interest in certain of Dominion Energy’s merchant solar projects, is reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements. See Note 3 for further information on these transactions.

Reclassifications

Certain amounts in the Companies’ 2017, 2016 and 2015 Consolidated Financial Statements and Notes have been reclassified as a result of the adoption of revised accounting guidance pertaining to certain net periodic pension and other postretirement benefit costs, restricted cash and equivalents and certain distributions from equity method investees. In addition, certain other amounts in the 2016 and 2015 Consolidated Financial Statements and Notes have been reclassified to conform to the 2017 presentation for comparative purposes; however, such reclassifications did not affect the Companies’ net income, total assets, liabilities, equity or cash flows.

Operating Revenue

Operating Revenue

Operating revenue is recorded on the basis of services rendered, commodities delivered or contracts settled and includes amounts yet to be billed to customers. Dominion Energy and Virginia Power collect sales, consumption and consumer utility taxes and Dominion Energy Gas collects sales taxes; however, these amounts are excluded from revenue. Dominion Energy’s customer receivables at December 31, 2017 and 2016 included $661 million and $631 million, respectively, of accrued unbilled revenue based on estimated amounts of electricity and natural gas delivered but not yet billed to its utility customers. Virginia Power’s customer receivables at December 31, 2017 and 2016 included $400 million and $349 million, respectively, of accrued unbilled revenue based on estimated amounts of electricity delivered but not yet billed to its customers. Dominion Energy Gas’ customer receivables at December 31, 2017 and 2016 included $121 million and $134 million, respectively, of accrued unbilled revenue based on estimated amounts of natural gas delivered but not yet billed to its customers. See Note 9 for amounts attributable to related parties.

The primary types of sales and service activities reported as operating revenue for Dominion Energy are as follows:

•	Regulated electric sales consist primarily of state-regulated retail electric sales, and federally-regulated wholesale electric sales and electric transmission services;
•	Nonregulated electric sales consist primarily of sales of electricity at market-based rates and contracted fixed rates, and associated derivative activity;
•	Regulated gas sales consist primarily of state- and FERC-regulated natural gas sales and related distribution services and associated derivative activity;
•	Nonregulated gas sales consist primarily of sales of natural gas production at market-based rates and contracted fixed prices, sales of gas purchased from third parties, gas trading and marketing revenue and associated derivative activity;
•	Gas transportation and storage consists primarily of FERC-regulated sales of transmission and storage services. Also included are state-regulated gas distribution charges to retail distribution service customers opting for alternate suppliers and sales of gathering services; and
•	Other revenue consists primarily of sales of NGL production and condensate, extracted products and associated derivative activity. Other revenue also includes miscellaneous service revenue from electric and gas distribution operations, sales of energy-related products and services from Dominion Energy’s retail energy marketing operations and gas processing and handling revenue.

The primary types of sales and service activities reported as operating revenue for Virginia Power are as follows:

•	Regulated electric sales consist primarily of state-regulated retail electric sales and federally-regulated wholesale electric sales and electric transmission services; and
•	Other revenue consists primarily of miscellaneous service revenue from electric distribution operations and miscellaneous revenue from generation operations, including sales of capacity and other commodities.

The primary types of sales and service activities reported as operating revenue for Dominion Energy Gas are as follows:

•	Regulated gas sales consist primarily of state- and FERC-regulated natural gas sales and related distribution services;
•	Nonregulated gas sales consist primarily of sales of natural gas production at market-based rates and contracted fixed prices and sales of gas purchased from third parties. Revenue from sales of gas production is recognized based on actual volumes of gas sold to purchasers and is reported net of royalties;
•	Gas transportation and storage consists primarily of FERC-regulated sales of transmission and storage services. Also included are state-regulated gas distribution charges to retail distribution service customers opting for alternate suppliers and sales of gathering services;
•	NGL revenue consists primarily of sales of NGL production and condensate, extracted products and associated derivative activity; and
•	Other revenue consists primarily of miscellaneous service revenue, gas processing and handling revenue.

Electric Fuel, Purchased Energy and Purchased Gas-Deferred Costs

Electric Fuel, Purchased Energy and Purchased Gas-Deferred Costs

Where permitted by regulatory authorities, the differences between Dominion Energy’s and Virginia Power’s actual electric fuel and purchased energy expenses and Dominion Energy’s and Dominion Energy Gas’ purchased gas expenses and the related levels of recovery for these expenses in current rates are deferred and matched against recoveries in future periods. The deferral of costs in excess of current period fuel rate recovery is recognized as a regulatory asset, while rate recovery in excess of current period fuel expenses is recognized as a regulatory liability.

Of the cost of fuel used in electric generation and energy purchases to serve utility customers, approximately 84% is currently subject to deferred fuel accounting, while substantially all of the remaining amount is subject to recovery through similar mechanisms.

Virtually all of Dominion Energy Gas’, Cove Point’s, Questar Gas’ and Hope’s natural gas purchases are either subject to deferral accounting or are recovered from the customer in the same accounting period as the sale.

Income Taxes

Income Taxes

A consolidated federal income tax return is filed for Dominion Energy and its subsidiaries, including Virginia Power and Dominion Energy Gas’ subsidiaries. In addition, where applicable, combined income tax returns for Dominion Energy and its subsidiaries are filed in various states; otherwise, separate state income tax returns are filed.

Although Dominion Energy Gas is disregarded for income tax purposes, a provision for income taxes is recognized to reflect the inclusion of its business activities in the tax returns of its parent, Dominion Energy. Virginia Power and Dominion Energy Gas participate in intercompany tax sharing agreements with Dominion Energy and its subsidiaries. Current income taxes are based on taxable income or loss and credits determined on a separate company basis.

Under the agreements, if a subsidiary incurs a tax loss or earns a credit, recognition of current income tax benefits is limited to refunds of prior year taxes obtained by the carryback of the net operating loss or credit or to the extent the tax loss or credit is absorbed by the taxable income of other Dominion Energy consolidated group members. Otherwise, the net operating loss or credit is carried forward and is recognized as a deferred tax asset until realized.

The 2017 Tax Reform Act includes a broad range of tax reform provisions affecting the Companies, including changes in corporate tax rates and business deductions. The 2017 Tax Reform Act reduces the corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017. Deferred tax assets and liabilities are classified as noncurrent in the Consolidated Balance Sheets and measured at the enacted tax rate expected to apply when temporary differences are realized or settled. Thus, at the date of enactment, federal deferred taxes were remeasured based upon the new 21% tax rate. The total effect of tax rate changes on deferred tax balances is recorded as a component of the income tax provision related to continuing operations for the period in which the law is enacted, even if the assets and liabilities relate to other components of the financial statements, such as items of accumulated other comprehensive income. For Dominion Energy subsidiaries that are not rate-regulated utilities, existing deferred income tax assets or liabilities were adjusted for the reduction in the corporate income tax rate and allocated to continuing operations. Dominion Energy’s rate-regulated utility subsidiaries likewise are required to adjust deferred income tax assets and liabilities for the change in income tax rates. However, if it is probable that the effect of the change in income tax rates will be recovered or refunded in future rates, the regulated utility recorded a regulatory asset or liability instead of an increase or decrease to deferred income tax expense.

Accounting for income taxes involves an asset and liability approach. Deferred income tax assets and liabilities are provided, representing future effects on income taxes for temporary differences between the bases of assets and liabilities for financial reporting and tax purposes. Accordingly, deferred taxes are recognized for the future consequences of different treatments used for the reporting of transactions in financial accounting and income tax returns. The Companies establish a valuation allowance when it is more-likely-than-not that all, or a portion, of a deferred tax asset will not be realized. Where the treatment of temporary differences is different for rate-regulated operations, a regulatory asset is recognized if it is probable that future revenues will be provided for the payment of deferred tax liabilities.

The Companies recognize positions taken, or expected to be taken, in income tax returns that are more-likely-than-not to be realized, assuming that the position will be examined by tax authorities with full knowledge of all relevant information.

If it is not more-likely-than-not that a tax position, or some portion thereof, will be sustained, the related tax benefits are not recognized in the financial statements. Unrecognized tax benefits may result in an increase in income taxes payable, a reduction of income tax refunds receivable or changes in deferred taxes. Also, when uncertainty about the deductibility of an amount is limited to the timing of such deductibility, the increase in income taxes payable (or reduction in tax refunds receivable) is accompanied by a decrease in deferred tax liabilities. Except when such amounts are presented net with amounts receivable from or amounts prepaid to tax authorities, noncurrent income taxes payable related to unrecognized tax benefits are classified in other deferred credits and other liabilities on the Consolidated Balance Sheets and current payables are included in accrued interest, payroll and taxes on the Consolidated Balance Sheets.

The Companies recognize interest on underpayments and overpayments of income taxes in interest expense and other income, respectively. Penalties are also recognized in other income.

Dominion Energy and Virginia Power both recognized interest income of $11 million in 2017. Dominion Energy Gas’ interest was immaterial in 2017. Interest for the Companies was immaterial in 2016 and 2015. Dominion Energy’s, Virginia Power’s and Dominion Energy Gas’ penalties were immaterial in 2017, 2016 and 2015.

At December 31, 2017, Virginia Power had an income tax-related affiliated payable of $16 million, comprised of $16 million of federal income taxes due to Dominion Energy. Dominion Energy Gas also had an affiliated payable of $25 million due to Dominion Energy, representing $21 million of federal income taxes and $4 million of state income taxes. The net affiliated payables are expected to be paid to Dominion Energy.

In addition, Virginia Power’s Consolidated Balance Sheet at December 31, 2017 included $1 million of noncurrent federal income taxes receivable, less than $1 million of state income taxes receivable and $1 million of noncurrent state income taxes receivable. Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2017 included $14 million of state income taxes receivable.

At December 31, 2016, Virginia Power had an income tax-related affiliated receivable of $112 million, comprised of $122 million of federal income taxes due from Dominion Energy net of $10 million for state income taxes due to Dominion Energy. Dominion Energy Gas also had an affiliated receivable of $11 million due from Dominion Energy, representing $10 million of federal income taxes and $1 million of state income taxes. The net affiliated receivables were refunded by Dominion Energy.

In addition, Virginia Power’s Consolidated Balance Sheet at December 31, 2016 included $2 million of noncurrent federal income taxes payable, $6 million of state income taxes receivable and $13 million of noncurrent state income taxes receivable. Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2016 included $1 million of noncurrent federal income taxes payable, $1 million of state income taxes receivable and $7 million of noncurrent state income taxes payable.

Investment tax credits are recognized by nonregulated operations in the year qualifying property is placed in service. For regulated operations, investment tax credits are deferred and amortized over the service lives of the properties giving rise to the credits. Production tax credits are recognized as energy is generated and sold.

Cash, Restricted Cash and Equivalents

Cash, Restricted Cash and Equivalents

Current banking arrangements generally do not require checks to be funded until they are presented for payment. The following table illustrates the checks outstanding but not yet presented for payment and recorded in accounts payable for the Companies:

Year Ended December 31,	2017	2016
(millions)
Dominion Energy	$30	$24
Virginia Power	17	11
Dominion Energy Gas	7	9

RESTRICTED CASH AND EQUIVALENTS

The Companies hold restricted cash and equivalent balances that primarily consist of amounts held for certain customer deposits, future debt payments on SBL Holdco and Dominion Solar Projects III, Inc.’s term loan agreements and a distribution reserve at Cove Point. Upon adoption of revised accounting guidance in January 2018, restricted cash and equivalents are included within the Companies’ Consolidated Statements of Cash Flows, with the change in balance no longer considered a separate investing activity. The guidance required retrospective application which resulted in adjustments to other cash provided by (used in) investing activities presented within Dominion Energy, Virginia Power and Dominion Energy Gas’ Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015, which were previously reported as follows:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy	$29	$47	$(71)
Virginia Power	(51)	(33)	(87)
Dominion Energy Gas	(23)	(18)	(11)

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015:

	Cash, Restricted Cash and Equivalents at End/Beginning of Year
At December 31,	2017	2016	2015	2014
(millions)
Dominion Energy
Cash and cash equivalents	$120	$261	$607	$318
Restricted cash and equivalents(1)	65	61	25	19

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$185	$322	$632	$337

Virginia Power
Cash and cash equivalents	$14	$11	$18	$15
Restricted cash and equivalents(1)	10	—	—	—

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$24	$11	$18	$15

Dominion Energy Gas
Cash and cash equivalents	$4	$23	$13	$9
Restricted cash and equivalents(1)	26	20	14	13

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$30	$43	$27	$22

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.

DISTRIBUTIONS FROM EQUITY METHOD INVESTEES

Dominion Energy and Dominion Energy Gas each hold investments that are accounted for under the equity method of accounting. Effective January 2018, Dominion Energy and Dominion Energy Gas classify distributions from equity method investees as either cash flows from operating activities or cash flows from investing activities in the Consolidated Statements of Cash Flows according to the nature of the distribution. Dis-tributions received are classified on the basis of the nature of the activity of the investee that generated the distribution as either a return on investment (classified as cash flows from operating activities) or a return of an investment (classified as cash flows from investing activities) when such information is available to Dominion Energy and Dominion Energy Gas. Previously, distributions were determined to be either a return on an investment or return of an investment based on a cumulative earnings approach whereby any distributions received in excess of earnings were considered to be a return of an investment. Dominion Energy and Dominion Energy Gas have applied this approach on a retrospective basis. As a result distributions from equity method investees were reclassified within the Consolidated Statements of Cash Flows between distributions from equity method affiliates and other cash used in investing activities at Dominion Energy and Dominion Energy Gas, respectively, to other adjustments from operating activities for both Dominion Energy and Dominion Energy Gas, which were previously reported as follows:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy	$(37)	$(108)	$(42)
Dominion Energy Gas	(9)	(6)	16

For purposes of the Consolidated Statements of Cash Flows, cash, restricted cash and equivalents include cash on hand, cash in banks and temporary investments purchased with an original maturity of three months or less.

Derivative Instruments

Derivative Instruments

Dominion Energy uses derivative instruments such as physical and financial forwards, futures, swaps, options and FTRs to manage the commodity, interest rate and foreign currency exchange rate risks of its business operations. Virginia Power uses derivative instruments such as physical and financial forwards, futures, swaps, options and FTRs to manage commodity and interest rate risks. Dominion Energy Gas uses derivative instruments such as physical and financial forwards, futures and swaps to manage commodity, interest rate and foreign currency exchange rate risks.

All derivatives, except those for which an exception applies, are required to be reported in the Consolidated Balance Sheets at fair value. Derivative contracts representing unrealized gain positions and purchased options are reported as derivative assets. Derivative contracts representing unrealized losses and options sold are reported as derivative liabilities. One of the exceptions to fair value accounting, normal purchases and normal sales, may be elected when the contract satisfies certain criteria, including a requirement that physical delivery of the underlying commodity is probable. Expenses and revenues resulting from deliveries under normal purchase contracts and normal sales contracts, respectively, are included in earnings at the time of contract performance.

The Companies do not offset amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement. Dominion Energy had margin assets of $92 million and $82 million associated with cash collateral at December 31, 2017 and 2016, respectively. Dominion Energy’s margin liabilities associated with cash collateral at December 31, 2017 or 2016 were immaterial. Virginia Power had margin assets of $23 million and $2 million associated with cash collateral at December 31, 2017 and 2016, respectively. Virginia Power’s margin liabilities associated with cash collateral were immaterial at December 31, 2017 and 2016. Dominion Energy Gas’ margin assets and liabilities associated with cash collateral were immaterial at December 31, 2017 and 2016. See Note 7 for further information about derivatives.

To manage price risk, the Companies hold certain derivative instruments that are not designated as hedges for accounting purposes. However, to the extent the Companies do not hold offsetting positions for such derivatives, they believe these instruments represent economic hedges that mitigate their exposure to fluctuations in commodity prices. All income statement activity, including amounts realized upon settlement, is presented in operating revenue, operating expenses, interest and related charges or other income based on the nature of the underlying risk.

Changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities for jurisdictions subject to cost-based rate regulation. Realized gains or losses on the derivative instruments are generally recognized when the related transactions impact earnings.

DERIVATIVE INSTRUMENTS DESIGNATED AS HEDGING INSTRUMENTS

The Companies designate a portion of their derivative instruments as either cash flow or fair value hedges for accounting purposes. For all derivatives designated as hedges, the Companies formally document the relationship between the hedging instrument and the hedged item, as well as the risk management objective and the strategy for using the hedging instrument. The Companies assess whether the hedging relationship between the derivative and the hedged item is highly effective at offsetting changes in cash flows or fair values both at the inception of the hedging relationship and on an ongoing basis. Any change in the fair value of the derivative that is not effective at offsetting changes in the cash flows or fair values of the hedged item is recognized currently in earnings. Also, the Companies may elect to exclude certain gains or losses on hedging instruments from the assessment of hedge effectiveness, such as gains or losses attributable to changes in the time value of options or changes in the difference between spot prices and forward prices, thus requiring that such changes be recorded currently in earnings. Hedge accounting is discontinued prospectively for derivatives that cease to be highly effective hedges. For derivative instruments that are accounted for as fair value hedges or cash flow hedges, the cash flows from the derivatives and from the related hedged items are classified in operating cash flows.

Cash Flow Hedges-A majority of the Companies’ hedge strategies represents cash flow hedges of the variable price risk associated with the purchase and sale of electricity, natural gas and NGLs. The Companies also use interest rate swaps to hedge their exposure to variable interest rates on long-term debt as well as foreign currency swaps to hedge their exposure to interest payments denominated in Euros. For transactions in which the Companies are hedging the variability of cash flows, changes in the fair value of the derivatives are reported in AOCI, to the extent they are effective at offsetting changes in the hedged item. Any derivative gains or losses reported in AOCI are reclassified to earnings when the forecasted item is included in earnings, or earlier, if it becomes probable that the forecasted transaction will not occur. For cash flow hedge transactions, hedge accounting is discontinued if the occurrence of the forecasted transaction is no longer probable.

Dominion Energy entered into interest rate derivative instruments to hedge its forecasted interest payments related to planned debt issuances in 2014. These interest rate derivatives were designated by Dominion Energy as cash flow hedges prior to the formation of Dominion Energy Gas. For the purposes of the Dominion Energy Gas financial statements, the derivative balances, AOCI balance, and any income statement impact related to these interest rate derivative instruments entered into by Dominion Energy have been, and will continue to be, included in the Dominion Energy Gas’ Consolidated Financial Statements as the forecasted interest payments related to the debt issuances now occur at Dominion Energy Gas.

Fair Value Hedges-Dominion Energy also uses fair value hedges to mitigate the fixed price exposure inherent in commodity inventory. In addition, Dominion Energy has designated interest rate swaps as fair value hedges on certain fixed rate long-term debt to manage interest rate exposure. For fair value hedge transactions, changes in the fair value of the derivative are generally offset currently in earnings by the recognition of changes in the hedged item’s fair value. Hedge accounting is discontinued if the hedged item no longer qualifies for hedge accounting. See Note 6 for further information about fair value measurements and associated valuation methods for derivatives. See Note 7 for further information on derivatives.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at lower of original cost or fair value, if impaired. Capitalized costs include labor, materials and other direct and indirect costs such as asset retirement costs, capitalized interest and, for certain operations subject to cost-of-service rate regulation, AFUDC and overhead costs. The cost of repairs and maintenance, including minor additions and replacements, is generally charged to expense as it is incurred.

In 2017, 2016 and 2015, Dominion Energy capitalized interest costs and AFUDC to property, plant and equipment of $236 million, $159 million and $100 million, respectively. In 2017, 2016 and 2015, Virginia Power capitalized AFUDC to property, plant and equipment of $37 million, $21 million and $30 million, respectively. In 2017, 2016 and 2015, Dominion Energy Gas capitalized AFUDC to property, plant and equipment of $25 million, $8 million and $1 million, respectively.

Under Virginia law, certain Virginia jurisdictional projects qualify for current recovery of AFUDC through rate adjustment clauses. AFUDC on these projects is calculated and recorded as a regulatory asset and is not capitalized to property, plant and equipment. In 2017, 2016 and 2015, Virginia Power recorded $22 million, $31 million and $19 million of AFUDC related to these projects, respectively.

For property subject to cost-of-service rate regulation, including Virginia Power electric distribution, electric transmission, and generation property, Dominion Energy Gas natural gas distribution and transmission property, and for certain Dominion Energy natural gas property, the undepreciated cost of such property, less salvage value, is generally charged to accumulated depreciation at retirement. Cost of removal collections from utility customers not representing AROs are recorded as regulatory liabilities. For property subject to cost-of-service rate regulation that will be abandoned significantly before the end of its useful life, the net carrying value is reclassified from plant-in-service when it becomes probable it will be abandoned.

For property that is not subject to cost-of-service rate regulation, including nonutility property, cost of removal not associated with AROs is charged to expense as incurred. The Companies also record gains and losses upon retirement based upon the difference between the proceeds received, if any, and the property’s net book value at the retirement date.

Depreciation of property, plant and equipment is computed on the straight-line method based on projected service lives. The Companies’ average composite depreciation rates on utility property, plant and equipment are as follows:

Year Ended December 31,	2017	2016	2015
(percent)
Dominion Energy
Generation	2.94	2.83	2.78
Transmission	2.55	2.47	2.42
Distribution	3.00	3.02	3.11
Storage	2.48	2.29	2.42
Gas gathering and processing	2.21	2.66	3.19
General and other	4.89	4.12	3.67

Virginia Power
Generation	2.94	2.83	2.78
Transmission	2.54	2.36	2.33
Distribution	3.32	3.32	3.33
General and other	4.68	3.49	3.40

Dominion Energy Gas
Transmission	2.40	2.43	2.46
Distribution	2.42	2.55	2.45
Storage	2.45	2.19	2.44
Gas gathering and processing	2.42	2.58	3.20
General and other	4.96	4.54	4.72

In the first quarter of 2017, Virginia Power revised the depreciation rates for its assets to reflect the results of a new depreciation study. This change resulted in an increase in annual depreciation expense of $40 million ($25 million after-tax) for 2017. Additionally, Dominion Energy revised the depreciable lives for its merchant generation assets, excluding Millstone, which resulted in a decrease in annual depreciation expense of $26 million ($16 million after-tax) for 2017.

Capitalized costs of development wells and leaseholds are amortized on a field-by-field basis using the unit-of-production method and the estimated proved developed or total proved gas and oil reserves, at a rate of $2.11 per mcfe in 2017.

Dominion Energy’s nonutility property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives:

Asset	Estimated Useful Lives
Merchant generation-nuclear	44 years
Merchant generation-other	15-40 years
Nonutility gas gathering and processing	3-50 years
General and other	5-59 years

Depreciation and amortization related to Virginia Power’s and Dominion Energy Gas’ nonutility property, plant and equipment and exploration and production properties was immaterial for the years ended December 31, 2017, 2016 and 2015, except for Dominion Energy Gas’ nonutility gas gathering and processing properties which are depreciated using the straight-line method over estimated useful lives between 10 and 50 years.

Nuclear fuel used in electric generation is amortized over its estimated service life on a units-of-production basis. Dominion Energy and Virginia Power report the amortization of nuclear fuel in electric fuel and other energy-related purchases expense in their Consolidated Statements of Income and in depreciation and amortization in their Consolidated Statements of Cash Flows.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets

The Companies perform an evaluation for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets or intangible assets with finite lives may not be recoverable. A long-lived or intangible asset is written down to fair value if the sum of its expected future undiscounted cash flows is less than its carrying amount. Intangible assets with finite lives are amortized over their estimated useful lives.

Regulatory Assets and Liabilities

Regulatory Assets and Liabilities

The accounting for Dominion Energy’s and Dominion Energy Gas’ regulated gas and Virginia Power’s regulated electric operations differs from the accounting for nonregulated operations in that they are required to reflect the effect of rate regulation in their Consolidated Financial Statements. For regulated businesses subject to federal or state cost-of-service rate regulation, regulatory practices that assign costs to accounting periods may differ from accounting methods generally applied by nonregulated companies. When it is probable that regulators will permit the recovery of current costs through future rates charged to customers, these costs that otherwise would be expensed by nonregulated companies are deferred as regulatory assets. Likewise, regulatory liabilities are recognized when it is probable that regulators will require customer refunds through future rates or when revenue is collected from customers for expenditures that have yet to be incurred. Generally, regulatory assets and liabilities are amortized into income over the period authorized by the regulator.

The Companies evaluate whether or not recovery of their regulatory assets through future rates is probable and make various assumptions in their analyses. The expectations of future recovery are generally based on orders issued by regulatory commissions, legislation or historical experience, as well as discussions with applicable regulatory authorities and legal counsel. If recovery of a regulatory asset is determined to be less than probable, it will be written off in the period such assessment is made.

Asset Retirement Obligations

Asset Retirement Obligations

The Companies recognize AROs at fair value as incurred or when sufficient information becomes available to determine a reasonable estimate of the fair value of future retirement activities to be performed, for which a legal obligation exists. These amounts are generally capitalized as costs of the related tangible long-lived assets. Since relevant market information is not available, fair value is estimated using discounted cash flow analyses. Quarterly, the Companies assess their AROs to determine if circumstances indicate that estimates of the amounts or timing of future cash flows associated with retirement activities have changed. AROs are adjusted when significant changes in the amounts or timing of future cash flows are identified. Dominion Energy and Dominion Energy Gas report accretion of AROs and depreciation on asset retirement costs associated with their natural gas pipeline and storage well assets as an adjustment to the related regulatory liabilities when revenue is recoverable from customers for AROs. Virginia Power reports accretion of AROs and depreciation on asset retirement costs associated with decommissioning its nuclear power stations as an adjustment to the regulatory liability for certain jurisdictions. Additionally, Virginia Power reports accretion of AROs and depreciation on asset retirement costs associated with certain rider and prospective rider projects as an adjustment to the regulatory asset for certain jurisdictions. Accretion of all other AROs and depreciation of all other asset retirement costs are reported in other operations and maintenance expense and depreciation expense, respectively, in the Consolidated Statements of Income.

Debt Issuance Costs

Debt Issuance Costs

The Companies defer and amortize debt issuance costs and debt premiums or discounts over the expected lives of the respective debt issues, considering maturity dates and, if applicable, redemption rights held by others. Deferred debt issuance costs are recorded as a reduction in long-term debt in the Consolidated Balance Sheets. Amortization of the issuance costs is reported as interest expense. Unamortized costs associated with redemptions of debt securities prior to stated maturity dates are generally recognized and recorded in interest expense immediately. As permitted by regulatory authorities, gains or losses resulting from the refinancing of debt allocable to utility operations subject to cost-based rate regulation are deferred and amortized over the lives of the new issuances.

Investments

Investments

MARKETABLE EQUITY AND DEBT SECURITIES

Dominion Energy accounts for and classifies investments in marketable equity and debt securities as trading or available-for-sale securities. Virginia Power classifies investments in marketable equity and debt securities as available-for-sale securities.

•	Trading securities include marketable equity and debt securities held by Dominion Energy in rabbi trusts associated with certain deferred compensation plans. These securities are reported in other investments in the Consolidated Balance Sheets at fair value with net realized and unrealized gains and losses included in other income in the Consolidated Statements of Income.
•	Available-for-sale securities include all other marketable equity and debt securities, primarily comprised of securities held in the nuclear decommissioning trusts. These investments are reported at fair value in nuclear decommissioning trust funds in the Consolidated Balance Sheets. Net realized and unrealized gains and losses (including any other-than-temporary impairments) on investments held in Virginia Power’s nuclear decommissioning trusts are recorded to a regulatory liability for certain jurisdictions subject to cost-based regulation. For all other available-for-sale securities, including those held in Dominion Energy’s merchant generation nuclear decommissioning trusts, net realized gains and losses (including any other-than-temporary impairments) are included in other income and unrealized gains and losses are reported as a component of AOCI, after-tax.

In determining realized gains and losses for marketable equity and debt securities, the cost basis of the security is based on the specific identification method.

NON-MARKETABLE INVESTMENTS

The Companies account for illiquid and privately held securities for which market prices or quotations are not readily available under either the equity or cost method. Non-marketable investments include:

•	Equity method investments when the Companies have the ability to exercise significant influence, but not control, over the investee. Dominion Energy’s investments are included in investments in equity method affiliates and Virginia Power’s investments are included in other investments in their Consolidated Balance Sheets. The Companies record equity method adjustments in other income in the Consolidated Statements of Income including: their proportionate share of investee income or loss, gains or losses resulting from investee capital transactions, amortization of certain differences between the carrying value and the equity in the net assets of the investee at the date of investment and other adjustments required by the equity method.
•	Cost method investments when Dominion Energy and Virginia Power do not have the ability to exercise significant influence over the investee. Dominion Energy’s and Virginia Power’s investments are included in other investments and nuclear decommissioning trust funds.

OTHER-THAN-TEMPORARY IMPAIRMENT

The Companies periodically review their investments to determine whether a decline in fair value should be considered other-than-temporary. If a decline in fair value of any security is determined to be other-than-temporary, the security is written down to its fair value at the end of the reporting period.

Decommissioning Trust Investments—Special Considerations

•	The recognition provisions of the FASB’s other-than-temporary impairment guidance apply only to debt securities classified as available-for-sale or held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities.
•

Debt Securities—Using information obtained from their nuclear decommissioning trust fixed-income investment managers, Dominion Energy and Virginia Power record in earnings any unrealized loss for a debt security when the manager intends to sell the debt security or it is more-likely-than-not that the manager will have to sell the debt security before recovery of its fair value up to its cost basis. If that is not the case, but the debt security is deemed to have experienced a credit loss, Dominion Energy and Virginia Power record the credit loss in earnings and any remaining portion of the unrealized loss in AOCI. Credit losses are evaluated primarily by considering the credit ratings of the issuer, prior instances of non-performance by the issuer and other factors.

•	Equity securities and other investments—Dominion Energy’s and Virginia Power’s method of assessing other-than-temporary declines requires demonstrating the ability to hold individual securities for a period of time sufficient to allow for the anticipated recovery in their market value prior to the consideration of the other criteria mentioned above. Since Dominion Energy and Virginia Power have limited ability to oversee the day-to-day management of nuclear decommissioning trust fund investments, they do not have the ability to ensure investments are held through an anticipated recovery period. Accordingly, they consider all equity and other securities as well as non-marketable investments held in nuclear decommissioning trusts with market values below their cost bases to be other-than-temporarily impaired.

Inventories

Inventories

Materials and supplies and fossil fuel inventories are valued primarily using the weighted-average cost method. Stored gas inventory is valued using the weighted-average cost method, except for East Ohio gas distribution operations, which are valued using the LIFO method. Under the LIFO method, current stored gas inventory was valued at $9 million and $13 million at December 31, 2017 and December 31, 2016, respectively. Based on the average price of gas purchased during 2017 and 2016, the cost of replacing the current portion of stored gas inventory exceeded the amount stated on a LIFO basis by $79 million and $55 million, respectively.

Gas Imbalances

Gas Imbalances

Natural gas imbalances occur when the physical amount of natural gas delivered from, or received by, a pipeline system or storage facility differs from the contractual amount of natural gas delivered or received. Dominion Energy and Dominion Energy Gas value these imbalances due to, or from, shippers and operators at an appropriate index price at period end, subject to the terms of its tariff for regulated entities. Imbalances are primarily settled in-kind. Imbalances due to Dominion Energy from other parties are reported in other current assets and imbalances that Dominion Energy and Dominion Energy Gas owe to other parties are reported in other current liabilities in the Consolidated Balance Sheets.

Goodwill

Goodwill

Dominion Energy and Dominion Energy Gas evaluate goodwill for impairment annually as of April 1 and whenever an event occurs or circumstances change in the interim that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount.

New Accounting Standards

New Accounting Standards

REVENUE RECOGNITION

In May 2014, the FASB issued revised accounting guidance for revenue recognition from contracts with customers. The core principle of this revised accounting guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consid-eration to which the entity expects to be entitled in exchange for those goods or services. The amendments in this update also require disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. For the Companies, the revised accounting guidance is effective for interim and annual periods beginning January 1, 2018. The Companies have completed their evaluations of the impact of this guidance and expect no significant impact on their results of operations. However, the Companies will have offsetting increases in operating revenues and other energy-related purchases for noncash consideration related to NGLs received in consideration for performing processing and fractionation services and offsetting decreases in operating revenues and purchased gas for fuel retained to offset costs on certain transportation and storage arrangements. The Companies will apply the standard using the modified retrospective method as opposed to the full retrospective method.

FINANCIAL INSTRUMENTS

In January 2016, the FASB issued revised accounting guidance for the recognition, measurement, presentation and disclosure of financial instruments. In accordance with the guidance effective January 2018, Dominion Energy and Virginia Power will no longer classify equity securities as trading or available-for-sale securities. All equity securities with a readily determinable fair value, or for which it is permitted to estimate fair value using NAV (or its equivalent), including those held in Dominion Energy’s and Virginia Power’s nuclear decommissioning trusts and Dominion Energy’s rabbi trusts, will be reported at fair value in nuclear decommissioning trust funds and other investments, respectively, in the Consolidated Balance Sheets. However, Dominion Energy and Virginia Power may elect a measurement alternative for equity securities without a readily determinable fair value. Under the measurement alternative, equity securities will be reported at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Net realized and unrealized gains and losses on equity securities held in Virginia Power’s nuclear decommissioning trusts will be recorded to a regulatory liability for certain jurisdictions subject to cost-based regulation. For all other equity securities, including those held in Dominion Energy’s merchant generation nuclear decommissioning trusts and rabbi trusts, net realized and unrealized gains and losses will be included in other income. Dominion Energy and Virginia Power will qualitatively assess equity securities reported using the measurement alternative to evaluate whether the investment is impaired on an ongoing basis.

Upon adoption of this guidance for equity securities held at January 1, 2018, Dominion Energy and Virginia Power recorded the cumulative-effect of a change in accounting principle to reclassify net unrealized gains from AOCI to retained earnings and to recognize equity securities previously categorized as cost method investments at fair value in nuclear decommissioning trust funds in the Consolidated Balance Sheets and a cumulative-effect adjustment to retained earnings. Dominion Energy and Virginia Power reclassified approximately $1.1 billion ($734 million after-tax) and $119 million ($73 million after-tax), respectively, of net unrealized gains from AOCI to retained earnings. Dominion Energy and Virginia Power also recorded approximately $36 million ($22 million after-tax) in net unrealized gains on equity securities previously classified as cost method investments of which $4 million was recorded to retained earnings and $32 million was recorded to regulatory liabilities for net unrealized gains subject to cost-based regulation. The potential impact to the Consolidated Statements of Income is subject to investment price risk and is therefore difficult to reasonably estimate. If this guidance had been effective January 1, 2017, Dominion Energy and Virginia Power would have recorded net unrealized gains of approximately $275 million ($176 million after-tax) and $30 million ($19 million after-tax), respectively, to other income in the Consolidated Statements of Income.

LEASES

In February 2016, the FASB issued revised accounting guidance for the recognition, measurement, presentation and disclosure of leasing arrangements. The update requires that a liability and corresponding right-of-use asset are recorded on the balance sheet for all leases, including those leases currently classified as operating leases, while also refining the definition of a lease. In addition lessees will be required to disclose key information about the amount, timing, and uncertainty of cash flows arising from leasing arrangements. Lessor accounting remains largely unchanged.

The guidance is effective for the Companies’ interim and annual reporting periods beginning January 1, 2019, although it can be early adopted, with a modified retrospective approach, which requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented for leases that commenced prior to the date of adoption. The Companies plan to elect the proposed transition expedient which would allow the Companies to maintain historical presentation for periods before January 1, 2019. The Companies expect to elect the other practical expedients, which would require no reassessment of whether existing contracts are or contain leases and no reassessment of lease classification for existing leases. The Companies have completed a preliminary assessment for evaluating the impact of this guidance and anticipate that its adoption will result in a significant amount of offsetting right-of-use assets and liabilities on their financial position for leases in effect at the adoption date. No material changes are expected on the Companies’ results of operations. The Companies are beginning implementation activities that primarily include accumulating contracts and lease data points in formats compatible with a new lease management system that will assist with the initial adoption and on-going compliance with the standard.

DEFINITION OF A BUSINESS

In January 2017, the FASB issued revised accounting guidance to clarify the definition of a business. The revised guidance affects the evaluation of whether a transaction should be accounted for as an acquisition or disposition of an asset or a business, which may impact goodwill and related financial statement disclosures. The Companies have adopted this guidance on a prospective basis effective October 1, 2017. The adoption of the pronouncement will result in additional transactions being accounted for as asset acquisitions or dispositions.

DERECOGNITION AND PARTIAL SALES OF NONFINANCIAL ASSETS

In February 2017, the FASB issued revised accounting guidance clarifying the scope of asset derecognition guidance and accounting for partial sales of nonfinancial assets. The guidance is effective for the Companies’ interim and annual reporting periods beginning January 1, 2018, and the Companies have elected to apply the standard using the modified retrospective method. Upon adoption of the standard on January 1, 2018, Dominion Energy recorded the cumulative-effect of a change in accounting principle to reclassify $127 million from noncontrolling interests to common stock related to the sale of a noncontrolling interest in certain merchant solar projects completed in December 2015 and January 2016.

NET PERIODIC PENSION AND OTHER POSTRETIREMENT BENEFIT COSTS

In March 2017, the FASB issued revised accounting guidance for the presentation of net periodic pension and other postretirement benefit costs. The update requires that the service cost component of net periodic pension and other postretirement benefit costs be classified in the same line item as other compensation costs arising from services rendered by employees, while all other components of net periodic pension and other postretirement costs are classified outside of income from operations. In addition, only the service cost component remains eligible for capitalization during construction. These changes do not impact the accounting by participants in a multi-employer plan. The standard also recognizes that in the event that a regulator continues to require capitalization of all net periodic benefit costs prospectively, the difference would result in recognition of a regulatory asset or liability. For costs not capitalized for which regulators are expected to provide recovery, a regulatory asset will be established. As such, the amounts eligible for capitalization in the Consolidated Financial Statements of Virginia Power and Dominion Energy Gas, as subsidiary participants in Dominion Energy’s multi-employer plans, will differ from the amounts eligible for capitalization in the Consolidated Financial Statements of Dominion Energy, the plan administrator. These differences will result in a regulatory asset or liability recorded in the Consolidated Financial Statements of Dominion Energy.

This guidance became effective for the Companies beginning January 1, 2018 with a retrospective adoption for income statement presentation and a prospective adoption for capitalization. Dominion Energy’s and Dominion Energy Gas’ Consolidated Statements of Income for the years ended December 31, 2017, 2016 and 2015 have been recast to reflect retrospective adoption for the presentation of the non-service cost component of net periodic pension and other postretirement benefit costs. Previously, the non-service cost component for Dominion Energy and Dominion Energy Gas was reflected in other operations and maintenance in the Consolidated Statements of Income, along with the service cost component of net periodic pension and other postretirement benefit costs. Subsequent to the adoption of this guidance, the non-service cost component of net periodic pension and other postretirement benefit costs is recorded in other income in the Consolidated Statements of Income. As previously reported, Dominion Energy and Dominion Energy Gas’ other operations and maintenance expense and other income were as follows:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy
Other operations and maintenance expense	$2,875	$3,064	$2,595
Other income	165	250	196
Dominion Energy Gas
Other operations and maintenance expense	440	393	326
Other income	20	11	1

TAX REFORM

In December 2017, the staff of the SEC issued guidance which clarifies accounting for income taxes if information is not yet available or complete and provides for up to a one-year measurement period in which to complete the required analyses and accounting. The guidance describes three scenarios associated with a company’s status of accounting for income tax reform: (1) a company is complete with its accounting for certain effects of tax reform, (2) a company is able to determine a reasonable estimate for certain effects of tax reform and records that estimate as a provisional amount, or (3) a company is not able to determine a reasonable estimate and therefore continues to apply accounting for income taxes based on the provisions of the tax laws that were in effect immediately prior to the 2017 Tax Reform Act being enacted. In addition, the guidance provides clarification related to disclosures for entities which are utilizing the measurement period. The Companies have recorded their best estimate of the impacts of the 2017 Tax Reform Act as discussed above and in Note 5. The amounts are considered to be provisional and may result in adjustments to be recognized during the measurement period.

In February 2018, the FASB issued revised accounting guidance to provide clarification on the application of the 2017 Tax Reform Act for balances recorded within AOCI. The revised guidance provides for stranded amounts within AOCI from the impacts of the 2017 Tax Reform Act to be reclassified to retained earnings. The guidance is effective for the Companies’ interim and annual reporting periods beginning January 1, 2019, with early adoption permitted, and may be applied prospectively or retrospectively upon adoption. If the Companies had adopted this guidance for the period ended December 31, 2017, Dominion Energy would have reclassified a benefit of $165 million from AOCI to retained earnings, Dominion Energy Gas would have reclassified a benefit of $26 million from AOCI to membership interests and Virginia Power would have reclassified an expense of $13 million from AOCI to retained earnings.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. However, the use of a mid-market pricing convention (the mid-point between bid and ask prices) is permitted. Fair values are based on assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and the risks inherent in valuation techniques and the inputs to valuations. This includes not only the credit standing of counterparties involved and the impact of credit enhancements but also the impact of the Companies’ own nonperformance risk on their liabilities. Fair value measurements assume that the transaction occurs in the principal market for the asset or liability (the market with the most volume and activity for the asset or liability from the perspective of the reporting entity), or in the absence of a principal market, the most advantageous market for the asset or liability (the market in which the reporting entity would be able to maximize the amount received or minimize the amount paid). Dominion Energy applies fair value measurements to certain assets and liabilities including commodity, interest rate, and foreign currency derivative instruments, and other investments including those held in nuclear decommissioning, Dominion Energy’s rabbi, and pension and other postretirement benefit plan trusts, in accordance with the requirements discussed above. Virginia Power applies fair value measurements to certain assets and liabilities including commodity and interest rate derivative instruments and other investments including those held in the nuclear decommissioning trust, in accordance with the requirements discussed above. Dominion Energy Gas applies fair value measurements to certain assets and liabilities including commodity, interest rate, and foreign currency derivative instruments and other investments including those held in pension and other postretirement benefit plan trusts, in accordance with the requirements described above. The Companies apply credit adjustments to their derivative fair values in accordance with the requirements described above.

Inputs and Assumptions

The Companies maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is based on actively-quoted market prices, if available. In the absence of actively-quoted market prices, price information is sought from external sources, including broker quotes and industry publications. When evaluating pricing information provided by brokers and other pricing services, the Companies consider whether the broker is willing and able to trade at the quoted price, if the broker quotes are based on an active market or an inactive market and the extent to which brokers are utilizing a particular model if pricing is not readily available. If pricing information from external sources is not available, or if the Companies believe that observable pricing is not indicative of fair value, judgment is required to develop the estimates of fair value. In those cases the Companies must estimate prices based on available historical and near-term future price information and certain statistical methods, including regression analysis, that reflect their market assumptions.

The Companies’ commodity derivative valuations are prepared by Dominion Energy’s ERM department. The ERM department creates daily mark-to-market valuations for the Companies’ derivative transactions using computer-based statistical models. The inputs that go into the market valuations are transactional information stored in the systems of record and market pricing information that resides in data warehouse databases. The majority of forward prices are automatically uploaded into the data warehouse databases from various third-party sources. Inputs obtained from third-party sources are evaluated for reliability considering the reputation, independence, market presence, and methodology used by the third-party. If forward prices are not available from third-party sources, then the ERM department models the forward prices based on other available market data. A team consisting of risk management and risk quantitative analysts meets each business day to assess the validity of market prices and mark-to-market valuations. During this meeting, the changes in mark-to-market valuations from period to period are examined and qualified against historical expectations. If any discrepancies are identified during this process, the mark-to-market valuations or the market pricing information is evaluated further and adjusted, if necessary.

For options and contracts with option-like characteristics where observable pricing information is not available from external sources, Dominion Energy and Virginia Power generally use a modified Black-Scholes Model that considers time value, the volatility of the underlying commodities and other relevant assumptions when estimating fair value. Dominion Energy and Virginia Power use other option models under special circumstances, including a Spread Approximation Model when contracts include different commodities or commodity locations and a Swing Option Model when contracts allow either the buyer or seller the ability to exercise within a range of quantities. For contracts with unique characteristics, the Companies may estimate fair value using a discounted cash flow approach deemed appropriate in the circumstances and applied consistently from period to period. For individual contracts, the use of different valuation models or assumptions could have a significant effect on the contract’s estimated fair value.

The inputs and assumptions used in measuring fair value include the following:

For commodity derivative contracts:

•	Forward commodity prices
•	Transaction prices
•	Price volatility
•	Price correlation
•	Volumes
•	Commodity location
•	Interest rates
•	Credit quality of counterparties and the Companies
•	Credit enhancements
•	Time value

For interest rate derivative contracts:

•	Interest rate curves
•	Credit quality of counterparties and the Companies
•	Notional value
•	Credit enhancements
•	Time value

For foreign currency derivative contracts:

•	Foreign currency forward exchange rates
•	Interest rates
•	Credit quality of counterparties and the Companies
•	Notional value
•	Credit enhancements
•	Time value

For investments:

•	Quoted securities prices and indices
•	Securities trading information including volume and restrictions
•	Maturity
•	Interest rates
•	Credit quality

The Companies regularly evaluate and validate the inputs used to estimate fair value by a number of methods, including review and verification of models, as well as various market price verification procedures such as the use of pricing services and multiple broker quotes to support the market price of the various commodities and investments in which the Companies transact.

Levels

The Companies also utilize the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1—Quoted prices (unadjusted) in active markets for identical assets and liabilities that they have the ability to access at the measurement date. Instruments categorized in Level 1 primarily consist of financial instruments such as certain exchange-traded derivatives, and exchange-listed equities, U.S. and international equity securities, mutual funds and certain Treasury securities held in nuclear decommissioning trust funds for Dominion Energy and Virginia Power, benefit plan trust funds for Dominion Energy and Dominion Energy Gas, and rabbi trust funds for Dominion Energy.

•	Level 2—Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived from observable market data by correlation or other means. Instruments categorized in Level 2 primarily include commodity forwards and swaps, interest rate swaps, foreign currency swaps and cash and cash equivalents, corporate debt instruments, government securities and other fixed income investments held in nuclear decommissioning trust funds for Dominion Energy and Virginia Power, benefit plan trust funds for Dominion Energy and Dominion Energy Gas and rabbi trust funds for Dominion Energy.
•	Level 3—Unobservable inputs for the asset or liability, including situations where there is little, if any, market activity for the asset or liability. Instruments categorized in Level 3 for the Companies consist of long-dated commodity derivatives, FTRs, certain natural gas and power options and other modeled commodity derivatives.

The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. In these cases, the lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability. Alternative investments, consisting of investments in partnerships, joint ventures and other alternative investments held in nuclear decommissioning and benefit plan trust funds, are generally valued using NAV based on the proportionate share of the fair value as determined by reference to the most recent audited fair value financial statements or fair value statements provided by the investment manager adjusted for any significant events occurring between the investment manager’s and the Companies’ measurement date. Alternative investments recorded at NAV are not classified in the fair value hierarchy.

For derivative contracts, the Companies recognize transfers among Level 1, Level 2 and Level 3 based on fair values as of the first day of the month in which the transfer occurs. Transfers out of Level 3 represent assets and liabilities that were previously classified as Level 3 for which the inputs became observable for classification in either Level 1 or Level 2. Because the activity and liquidity of commodity markets vary substantially between regions and time periods, the availability of observable inputs for substantially the full term and value of the Companies’ over-the-counter derivative contracts is subject to change.

Level 3 Valuations

Fair value measurements are categorized as Level 3 when price or other inputs that are considered to be unobservable are significant to their valuations. Long-dated commodity derivatives are generally based on unobservable inputs due to the length of time to settlement and the absence of market activity and are therefore categorized as Level 3. FTRs are categorized as Level 3 fair value measurements because the only relevant pricing available comes from ISO auctions, which are generally not considered to be liquid markets. Other modeled commodity derivatives have unobservable inputs in their valuation, mostly due to non-transparent and illiquid markets.

The Companies enter into certain physical and financial forwards, futures, options and swaps, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards and futures contracts. An option model is used to value Level 3 physical and financial options. The discounted cash flow model for forwards and futures calculates mark-to-market valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return, and credit spreads. The option model calculates mark-to-market valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices, and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable. The unobservable inputs are developed and substantiated using historical information, available market data, third-party data, and statistical analysis. Periodically, inputs to valuation models are reviewed and revised as needed, based on historical information, updated market data, market liquidity and relationships, and changes in third-party pricing sources.

Regulatory Matters Involving Potential Loss Contingencies

Regulatory Matters Involving Potential Loss Contingencies

As a result of issues generated in the ordinary course of business, the Companies are involved in various regulatory matters. Certain regulatory matters may ultimately result in a loss; however, as such matters are in an initial procedural phase, involve uncertainty as to the outcome of pending reviews or orders, and/or involve significant factual issues that need to be resolved, it is not possible for the Companies to estimate a range of possible loss. For matters for which the Companies cannot estimate a range of possible loss, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the regulatory process such that the Companies are able to estimate a range of possible loss. For regulatory matters for which the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. Any estimated range is based on currently available information, involves elements of judgment and significant uncertainties and may not represent the Companies’ maximum possible loss exposure. The circumstances of such regulatory matters will change from time to time and actual results may vary significantly from the current estimate. For current matters not specifically reported below, management does not anticipate that the outcome from such matters would have a material effect on the Companies’ financial position, liquidity or results of operations.

Employee Benefit Plans

Dominion Energy and Dominion Energy Gas—Defined Benefit Plans

Dominion Energy provides certain retirement benefits to eligible active employees, retirees and qualifying dependents. Dominion Energy Gas participates in a number of the Dominion Energy-sponsored retirement plans. Under the terms of its benefit plans, Dominion Energy reserves the right to change, modify or terminate the plans. From time to time in the past, benefits have changed, and some of these changes have reduced benefits.

Dominion Energy maintains qualified noncontributory defined benefit pension plans covering virtually all employees. Retirement benefits are based primarily on years of service, age and the employee’s compensation. Dominion Energy’s funding policy is to contribute annually an amount that is in accordance with the provisions of ERISA. The pension programs also provide benefits to certain retired executives under company-sponsored nonqualified employee benefit plans. The nonqualified plans are funded through contributions to grantor trusts. Dominion Energy also provides retiree healthcare and life insurance benefits with annual employee premiums based on several factors such as age, retirement date and years of service.

Pension benefits for Dominion Energy Gas employees not represented by collective bargaining units are covered by the Dominion Energy Pension Plan, a defined benefit pension plan sponsored by Dominion Energy that provides benefits to multiple Dominion Energy subsidiaries. Pension benefits for Dominion Energy Gas employees represented by collective bargaining units are covered by separate pension plans for East Ohio and, for DETI, a plan that provides benefits to employees of both DETI and Hope. Employee compensation is the basis for allocating pension costs and obligations between DETI and Hope and determining East Ohio’s share of total pension costs.

Retiree healthcare and life insurance benefits for Dominion Energy Gas employees not represented by collective bargaining units are covered by the Dominion Retiree Health and Welfare Plan, a plan sponsored by Dominion Energy that provides certain retiree healthcare and life insurance benefits to multiple Dominion Energy subsidiaries. Retiree healthcare and life insurance benefits for Dominion Energy Gas employees represented by collective bargaining units are covered by separate other postretirement benefit plans for East Ohio and, for DETI, a plan that provides benefits to both DETI and Hope. Employee headcount is the basis for allocating other postretirement benefit costs and obligations between DETI and Hope and determining East Ohio’s share of total other postretirement benefit costs.

Pension and other postretirement benefit costs are affected by employee demographics (including age, compensation levels and years of service), the level of contributions made to the plans and earnings on plan assets. These costs may also be affected by changes in key assumptions, including expected long-term rates of return on plan assets, discount rates, healthcare cost trend rates, mortality rates and the rate of compensation increases.

Dominion Energy uses December 31 as the measurement date for all of its employee benefit plans, including those in which Dominion Energy Gas participates. Dominion Energy uses the market-related value of pension plan assets to determine the expected return on plan assets, a component of net periodic pension cost, for all pension plans, including those in which Dominion Energy Gas participates. The market-related value recognizes changes in fair value on a straight-line basis over a four-year period, which reduces year-to-year volatility. Changes in fair value are measured as the difference between the expected and actual plan asset returns, including dividends, interest and realized and unrealized investment gains and losses. Since the market-related value recognizes changes in fair value over a four-year period, the future market-related value of pension plan assets will be impacted as previously unrecognized changes in fair value are recognized.

PLAN ASSETS

Dominion Energy’s overall objective for investing its pension and other postretirement plan assets is to achieve appropriate long-term rates of return commensurate with prudent levels of risk. As a participating employer in various pension plans sponsored by Dominion Energy, Dominion Energy Gas is subject to Dominion Energy’s investment policies for such plans. To minimize risk, funds are broadly diversified among asset classes, investment strategies and investment advisors. The strategic target asset allocations for Dominion Energy’s pension funds are 28% U.S. equity, 18% non-U.S. equity, 35% fixed income, 3% real estate and 16% other alternative investments. U.S. equity includes investments in large-cap, mid-cap and small-cap companies located in the U.S. Non-U.S. equity includes investments in large-cap and small-cap companies located outside of the U.S. including both developed and emerging markets. Fixed income includes corporate debt instruments of companies from diversified industries and U.S. Treasuries. The U.S. equity, non-U.S. equity and fixed income investments are in individual securities as well as mutual funds. Real estate includes equity real estate investment trusts and investments in partnerships. Other alternative investments include partnership investments in private equity, debt and hedge funds that follow several different strategies.

Dominion Energy also utilizes common/collective trust funds as an investment vehicle for its defined benefit plans. A common/collective trust fund is a pooled fund operated by a bank or trust company for investment of the assets of various organizations and individuals in a well-diversified portfolio. Common/collective trust funds are funds of grouped assets that follow various investment strategies.

Strategic investment policies are established for Dominion Energy’s prefunded benefit plans based upon periodic asset/liability studies. Factors considered in setting the investment policy include employee demographics, liability growth rates, future discount rates, the funded status of the plans and the expected long-term rate of return on plan assets. Deviations from the plans’ strategic allocation are a function of Dominion Energy’s assessments regarding short-term risk and reward opportunities in the capital markets and/or short-term market movements which result in the plans’ actual asset allocations varying from the strategic target asset allocations. Through periodic rebalancing, actual allocations are brought back in line with the target. Future asset/liability studies will focus on strategies to further reduce pension and other postretirement plan risk, while still achieving attractive levels of returns. Financial derivatives may be used to obtain or manage market exposures and to hedge assets and liabilities.

The expected long-term rates of return on plan assets, discount rates, healthcare cost trend rates and mortality are critical assumptions in determining net periodic benefit (credit) cost. Dominion Energy develops non-investment related assumptions, which are then compared to the forecasts of an independent investment advisor to ensure reasonableness. An internal committee selects the final assumptions used for Dominion Energy’s pension and other postretirement plans, including those in which Dominion Energy Gas participates, including discount rates, expected long-term rates of return, healthcare cost trend rates and mortality rates.

Dominion Energy determines the expected long-term rates of return on plan assets for its pension plans and other postretirement benefit plans, including those in which Dominion Energy Gas participates, by using a combination of:

•	Expected inflation and risk-free interest rate assumptions;
•	Historical return analysis to determine long term historic returns as well as historic risk premiums for various asset classes;
•	Expected future risk premiums, asset volatilities and correlations;
•	Forward-looking return expectations derived from the yield on long-term bonds and the expected long-term returns of major stock market indices; and
•	Investment allocation of plan assets.

Dominion Energy determines discount rates from analyses of AA/Aa rated bonds with cash flows matching the expected payments to be made under its plans, including those in which Dominion Energy Gas participates.

Commitments and Contingencies

As a result of issues generated in the ordinary course of business, the Companies are involved in legal proceedings before various courts and are periodically subject to governmental examinations (including by regulatory authorities), inquiries and investigations. Certain legal proceedings and governmental examinations involve demands for unspecified amounts of damages, are in an initial procedural phase, involve uncertainty as to the outcome of pending appeals or motions, or involve significant factual issues that need to be resolved, such that it is not possible for the Companies to estimate a range of possible loss. For such matters for which the Companies cannot estimate a range of possible loss, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the litigation or investigative processes such that the Companies are able to estimate a range of possible loss. For legal proceedings and governmental examinations for which the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. Any accrued liability is recorded on a gross basis with a receivable also recorded for any probable insurance recoveries. Estimated ranges of loss are inclusive of legal fees and net of any anticipated insurance recoveries. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the Companies’ maximum possible loss exposure. The circumstances of such legal proceedings and governmental examinations will change from time to time and actual results may vary significantly from the current estimate. For current proceedings not specifically reported below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial position, liquidity or results of operations of the Companies.

Guarantees, Surety Bonds and Letters of Credit

Dominion Energy also enters into guarantee arrangements on behalf of its consolidated subsidiaries, primarily to facilitate their commercial transactions with third parties. If any of these subsidiaries fail to perform or pay under the contracts and the counterparties seek performance or payment, Dominion Energy would be obligated to satisfy such obligation. To the extent that a liability subject to a guarantee has been incurred by one of Dominion Energy’s consolidated subsidiaries, that liability is included in the Consolidated Financial Statements. Dominion Energy is not required to recognize liabilities for guarantees issued on behalf of its subsidiaries unless it becomes probable that it will have to perform under the guarantees. Terms of the guarantees typically end once obligations have been paid. Dominion Energy currently believes it is unlikely that it would be required to perform or otherwise incur any losses associated with guarantees of its subsidiaries’ obligations.

Indemnifications

Indemnifications

As part of commercial contract negotiations in the normal course of business, the Companies may sometimes agree to make payments to compensate or indemnify other parties for possible future unfavorable financial consequences resulting from specified events. The specified events may involve an adverse judgment in a lawsuit or the imposition of additional taxes due to a change in tax law or interpretation of the tax law. The Companies are unable to develop an estimate of the maximum potential amount of any other future payments under these contracts because events that would obligate them have not yet occurred or, if any such event has occurred, they have not been notified of its occurrence. However, at December 31, 2017, the Companies believe any other future payments, if any, that could ultimately become payable under these contract provisions, would not have a material impact on their results of operations, cash flows or financial position.

Credit Risk

Credit risk is the risk of financial loss if counterparties fail to perform their contractual obligations. In order to minimize overall credit risk, credit policies are maintained, including the evaluation of counterparty financial condition, collateral requirements and the use of standardized agreements that facilitate the netting of cash flows associated with a single counterparty. In addition, counterparties may make available collateral, including letters of credit or cash held as margin deposits, as a result of exceeding agreed-upon credit limits, or may be required to prepay the transaction.

The Companies maintain a provision for credit losses based on factors surrounding the credit risk of their customers, historical trends and other information. Management believes, based on credit policies and the December 31, 2017 provision for credit losses, that it is unlikely that a material adverse effect on financial position, results of operations or cash flows would occur as a result of counterparty nonperformance.